Schedule I - Additional Information of Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Expenses and (loss) income
Selling and marketing expenses	¥ (1,536,052)	$ (222,707)	¥ (1,206,649)	¥ (740,542)
General and administrative expenses	(230,421)	(33,408)	(433,629)	(177,542)
Other operating income	41,238	5,979	26,950	29,395
Interest income	17,780	2,578	8,370	9,321
Interest expense	(6,163)	(894)	(16,778)	(21,090)
Other (loss) income, net	38,791	5,624	(50,367)	(39,866)
Net loss	(2,467,937)	(357,817)	(816,547)	(470,618)
Accretion of convertible redeemable preferred shares	0		(508,627)	(1,304,498)
Net loss attributable to ordinary shareholders of the Company	(2,467,937)	(357,817)	(1,325,174)	(1,775,116)
Net loss attributable to the Company	(2,467,937)	(357,817)	(816,547)	(470,618)
Foreign currency translation adjustments	(30,030)	(4,354)	2,239	2,441
Total comprehensive loss	(2,497,967)	(362,171)	(814,308)	(468,177)
Accretion of convertible redeemable preferred shares	0		508,627	1,304,498
Total comprehensive loss attributable to ordinary shareholders	(2,497,967)	(362,171)	(1,322,935)	(1,772,675)
Parent Company
Expenses and (loss) income
Selling and marketing expenses			(28)
General and administrative expenses	(15,909)	(2,307)	(7,228)	(1,000)
Other operating income	22,869	3,316
Interest income			82	6
Interest expense	(1,297)	(188)	(4,238)
Other (loss) income, net	207,914	30,145	(43,287)	(19,844)
Equity in losses of subsidiaries, and share of loss from former VIE and former VIE's subsidiaries	(2,681,514)	(388,783)	(761,848)	(449,780)
Net loss	(2,467,937)	(357,817)	(816,547)	(470,618)
Accretion of convertible redeemable preferred shares			(508,627)	(1,304,498)
Net loss attributable to ordinary shareholders of the Company	(2,467,937)	(357,817)	(1,325,174)	(1,775,116)
Net loss attributable to the Company	(2,467,937)	(357,817)	(816,547)	(470,618)
Foreign currency translation adjustments	(30,030)	(4,354)	2,239	2,441
Total comprehensive loss	(2,497,967)	(362,171)	(814,308)	(468,177)
Accretion of convertible redeemable preferred shares			508,627	1,304,498
Total comprehensive loss attributable to ordinary shareholders	¥ (2,497,967)	$ (2,497,967)	¥ (1,322,935)	¥ (1,772,675)